Summary of significant accounting and reporting policies	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of significant accounting and reporting policies	Summary of significant accounting and reporting policiesChanges in accounting policy and disclosures
New and amended standards and interpretations
The accounting policies used in 2021 are consistent with those of the previous financial year, except for the following new and amended IFRS and IFRIC interpretations effective as of January 1, 2021:
•Interest Rate Benchmark Reform – Phase 2 – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: In August 2020, the IASB published Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. With publication of the phase two amendments, the IASB has completed its work in response to IBOR reform. The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The Company adopted the amendments effective for annual reporting periods beginning on or after January 1, 2021.Adoption of these amendments had no impact on the Consolidated Financial Statements.

•IFRS IC decision on IAS 19: Employee benefits
◦Adoption of IFRS IC decision on IAS 19: In its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee's length of service at the date of retirement. In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. Applying that decision has resulted in a change in accounting policy, the effects of which have been reflected retrospectively in accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors). Consequently, the previously published periods have been adjusted, with the impact of first-time application reflected as from January 1, 2019, the beginning of the earliest comparative financial period presented.

◦The effects on the financial statements are presented below:

(in thousands)	January 1, 2019	Effect if IFRS IC decision	January 1, 2019 restated	2019 variation	Effect if IFRS IC decision	December 31, 2019 restated	2020 variation	Effect if IFRS IC decision	December 31, 2020 restated
Equity (Deficit) and Liabilities
Accumulated deficit	(272,036)		(272,036)	(36,697)	(42)	(308,775)	(54,476)	(40)	(363,291)
Other component of equity	(605)	326	(279)	(2)	50	(231)	184	26	(21)
Total Equity	(5,019)	326	(4,693)	(24,542)	8	(29,227)	(7,565)	(14)	(36,806)

Non-current employee benefits	990	(326)	664	73	(8)	729	92	14	835
Non-current Provisions	1,689	(326)	1,363	216	(8)	1,571	(31)	14	1,554
Total non-current liabilities	40,396	(326)	40,070	14,416	(8)	54,478	6,935	14	61,427
Total equity and liabilities	62,574	—	62,574	741	—	63,315	23,841	—	87,156
Standards issued but not yet effective
Standards and interpretations issued but not yet effective up to the date of issue of the Company’s Consolidated Financial Statements are listed below. The Company intends to adopt these standards when they become effective:
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current: In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and must be applied retrospectively. The Company is currently assessing the impact of the amendments.
•Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use. In May 2020, the IASB issued Property, Plant and Equipment — Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendments are effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The amendments are not expected to have a material impact on the Company.
•Reference to the Conceptual Framework – Amendments to IFRS 3: In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations. The amendments are intended to update a reference to the Conceptual Framework without significantly changing the requirements of IFRS 3. The amendments will promote consistency in financial reporting and avoid potential confusion from having more than one version of the Conceptual Framework in use. The amendments are effective for annual reporting periods beginning on or after January 1, 2022. The amendments are not expected to have a material impact on the Company.

COVID-19
Management has considered what effect the COVID-19 pandemic has on the amounts recognized in the financial statements. Management has identified potential risks related to the impact on the production of the Company's products, on the Company's ability to source components required for production and on the demand for the Company's products by customers impacted by the pandemic. In the year ended December 31, 2021, the primary impacts on operations of the COVID-19 pandemic were to increase demand in the broadband IoT business, and the years ended December 31, 2020 and 2021, were to increase certain costs related to a temporary shortage of components, and to delay growth in product revenues due to the limits placed on production capacity driven by the component shortages. In addition, in the year ended December 31, 2020, new debt financing from the French government was received as part of the economic support plan in France. As of December 31, 2021, the Company has not identified any impact on its assets and liabilities.
Russian invasion in Ukraine
While the Company's key engineering competencies are performed in-house, primarily in France, the United Kingdom, Israel and the United States, the Company outsources some application software development and testing activities to an independent third-party provider of engineering services. The Company works with a dedicated team of 31 software engineers based in Kyiv, Ukraine. If the Russian invasion of Ukraine is protracted or if Ukraine experiences further political instability, these engineers may be unable to work for a sustained period of time, which could adversely impact the research and development operations. The Company has developed a contingency plan if the engineers in Kyiv are unable to continue working on their projects for us for a sustained period of time, but if the contingency plan is not effective or sanctions are imposed that prevent the Company from conducting business in Ukraine, the Company could suffer delays in product introduction or delays in resolution of customer software bugs, which could have a negative impact on its revenues. As of December 31, 2021, the Company has not identified any impact on its assets and liabilities.
Summary of significant accounting policies
Functional currencies and translation of financial statements denominated in currencies other than the U.S. dollar
The Consolidated Financial Statements are presented in U.S. dollars, which is also the functional currency of Sequans Communications S.A. The Company uses the U.S. dollar as its functional currency due to the high percentage of revenues, cost of revenue, capital expenditures and operating costs, other than those related to headcount and overhead, which are denominated in U.S. dollars. Each subsidiary determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.
As at the reporting date, the assets and liabilities of each subsidiary are translated into the presentation currency of the Company (the U.S. dollar) at the rate of exchange in effect at the Statement of Financial Position date and their Statement of Operations is translated at the weighted average exchange rate for the reporting period. The exchange differences arising on the translation are taken directly to a separate component of equity (“Cumulative translation adjustments”).
Foreign currency transactions
Foreign currency transactions are initially recognized by Sequans Communications S.A. and each of its subsidiaries at their respective functional currency rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the functional currency spot rate of exchange in effect at the reporting date. All differences are taken to the Consolidated Statement of Operations within financial income or expense. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transactions.
The table below sets forth, for the periods and dates indicated, the average and closing exchange rate for the U.S. dollar (USD) to the euro (EUR), the U.K. pound sterling (GBP), the Singapore dollar (SGD) and the New Israeli shekel (NIS):

	USD/EUR	USD/GBP	USD/SGD	USD/NIS
December 31, 2019
Average rate	1.1196	1.2758	0.7331	0.2806
Closing rate	1.1234	1.3204	0.7434	0.2892
December 31, 2020
Average rate	1.1413	1.2834	0.7521	0.2908
Closing rate	1.2271	1.3650	0.7566	0.3111
December 31, 2021
Average rate	1.1835	1.3761	0.7444	0.3097
Closing rate	1.1326	1.3479	0.7413	0.3221
Earnings (loss) per ordinary share and per ADS
Basic earnings (loss) amounts per ordinary share and per ADS are computed using the weighted average number of shares outstanding during each period.
Diluted earnings per ordinary share and per ADS include the effects of dilutive options and warrants as if they had been exercised, unless the effect would be anti-dilutive. Amounts per ADS have been retrospectively adjusted to give effect to the ADS ratio change of November 29, 2019 following which each ADS represents 4 ordinary shares.
Revenue recognition
The Company’s total revenue consists of product revenue and services and license revenue.
Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the fair value of the consideration to which the Company is entitled, excluding sales taxes or duties.
The Company applies a five-step approach in determining the amount and timing of revenue to be recognized: (1) identifying the contract with a customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations in the contract; and (5) recognizing revenue when the performance obligation is satisfied.
When a contract includes multiple promised goods and services, the Company evaluates each component to determine whether they represent separate performance obligations and determines the appropriate allocation of the contract consideration to each identified performance obligation based on estimated relative stand-alone selling prices.
If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Specifically, milestone payments in development services contracts represent variable consideration, the receipt of which is dependent upon the achievement of technical milestones.
The Company sometimes receives advance payments from customers for the provision of development services. The Company determines if there is a significant financing component for these contracts considering the length of time between the customers’ payment and the transfer of control of the goods and services. When a significant financing component has been identified, the transaction price for these contracts is discounted, using the rate that would be reflected in a separate financing transaction at contract inception. The Company applies the practical expedient for short-term advances received from customers. That is, the promised amount of consideration is not adjusted for the effects of a significant financing component if the period between the transfer of the promised good or service and the payment is one year or less.
Product revenue
Substantially all of the Company’s product revenue is derived from the sale of semiconductor solutions for 4G wireless applications.
Revenue from the sale of products is usually recognized at a point in time when the Company satisfies its performance obligation to the buyer, whether direct end customer, end customer's manufacturing partner or distributor. This occurs when there is no continuing managerial involvement to the degree usually associated with ownership nor effective control over the sale of products is retained, which is based on the specified Incoterms, but usually occurs on shipment of the goods. Sale of products to some distributors is recognized when the products are sold to the end-customer but these contracts are not significant. The Company is the principal in all product sales regardless of customer type. Products are not sold with a right of return but are covered by warranty. This is an assurance-type warranty. The Company does not accrue for a general warranty obligation as the Company has not historically incurred and does not expect material warranty costs. Although the products sold have embedded software, the Company believes that software is incidental to the products it sells.
Services and license revenue
Services and license revenue consists of revenues from the sale of licenses to use the Company’s technology solutions and any fees for the associated annual software maintenance and support services, as well as from the sale of technical support and development services. Development services include advanced technology development services for technology partners and software or product development and integration services for customers.
Revenue from the sale of licenses is recognized at a point in time when the Company satisfies its performance obligation which occurs when the software has been delivered to the customer (assuming no other significant obligations exist), as licenses provide the right to use the software as it exists when made available to the customer.
Revenue from the sale of software maintenance and support services is recognized over the period of the maintenance (generally one year). When the first year of maintenance is included in the software license price, an amount generally equal to the negotiated rate for one year of maintenance is deducted from the value of the license and recognized as revenue over the period of maintenance as described above. The difference between license and maintenance services invoiced and the amount recognized in revenue is recorded as deferred revenue.
Revenue from technical support and development services is generally recognized over time using the percentage-of-completion method. For each service contract, the Company determines whether the pattern of transfer of control meets one of the criteria for revenue recognition over time: (a) the customer simultaneously receives and consumes the benefits provided by the entity's performance as the entity performs (b) the Company's performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced or (c) the Company's performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. Generally, the support and development contracts meet one or more of these criteria, based on the facts and circumstances both within the contract and the nature of the services provided. Typically, the customers consume the services as they are provided through ongoing technical support or through an iterative development process. Certain contracts also include terms which allow the customer to have control over the asset as it is created or provide Sequans the right to payment for all work performed to date.
Due to revenue recognition over time, contract assets are created for services provided that Sequans does not yet have the right to invoice. Contract liabilities are created when milestones are billed in advance of being earned.
When a contract does not meet one of the criteria above, revenue is recognized at a point in time, when there is evidence of transfer of control, which typically occurs upon achievement of certain or all contract milestones. Percentage-of-completion is calculated based on the input method using estimated costs as a measure of performance completed.
The costs associated with these arrangements are recognized as incurred. Revenue from development contracts where no related direct costs were identified amounted to $311,000 for the year ended December 31, 2021 ($350,000 in 2020 and $1,724,000 in 2019).
Contract assets
A contract asset is the right to consideration in exchange for goods or services transferred to the customer. As described above, when the Company performs by transferring goods or services before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional. Where the Company has an unconditional right to payment, these are included in unbilled revenue until billing occurs and classified as trade receivables.
We have elected to use the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component when the period between when we transfer the promised good or service to our customers and when we expect the customers to pay for that good or service is one year or less.
We also have elected to use the practical expedient not to disclose information about our remaining performance obligations for contracts that have an original expected duration of one year or less.

We do not have any costs that meet the criteria for costs to obtain a contract or cost to fulfill a contract.

As of December 31, 2021, the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) was $4,273,000 for which $4,017,000 is expected to be recognized in the next year and $256,000 in the years after, excluding the amounts related to the development service contract entered into in October 2019, described under note 18.
As of December 31, 2020, the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) was $6,693,000 for which $4,967,000 is expected to be recognized in the next year and $1,726,000 in the years after, excluding the amounts related to the development service contract entered into in October 2019, described under note 18.
As of December 31, 2019, the transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) was $3,959,000 for which $2,405,000 was expected to be recognized in the next year and $1,554,000 in the year after, excluding the amounts related to the development service contract entered into in October 2019, described under note 18.
Contract liabilities
Contract liabilities represent amounts invoiced and/or cash received in advance related to services being performed. Contract liabilities include both upfront payments from license and development service agreements in excess of revenues recognized, as well as deferred revenue from advance payments for goods or maintenance services.
Revenue recognized in the current period from amounts included in deferred revenue at the beginning of the year was $765,000, $727,000 and $988,000 for 2021, 2020 and 2019, respectively (See Note 19 Other non-current liabilities and Note 18 trade payables and other current liabilities).
Cost of revenue
Cost of product revenue includes all direct and indirect costs incurred with the sale of products, including shipping and handling. Cost of services revenue includes direct costs incurred to support the obligations covered by development services contracts (mainly employees and subcontractors costs). Research and development costs associated with product development (including normal customer support which generates product improvement) are recorded in research and development expenses.

Research and development costs
Research costs are expensed as incurred. Development costs are recognized as an intangible asset if the Company can demonstrate:
•the technical feasibility of completing the intangible asset so that it will be available for use or sale;
•its intention to complete the asset and use or sell it;
•its ability to use or sell the asset;
•how the asset will generate future economic benefits;
•the availability of adequate resources to complete the development and to use or sell the asset; and
•the ability to measure reliably the expenditure during development.
Beginning in 2015, certain development costs incurred at the end of the product development cycle when the criteria for capitalization are met, became material as the Company began making its product available on more operator networks which require significant testing and qualification work in order to finalize the product for sale on that network. In 2019, 2020 and 2021 the Company also capitalized costs for the development of the chipsets for LTE NB-IoT (the Monarch 2) and for LTE Category 1 (the Calliope 2). In 2021, the Company capitalized costs for the development of the 5G chipsets. The intangible assets are tested for impairment annually. (See Notes 4.4 and 8 to the Consolidated Financial Statements).
Research and development costs associated with product development (including normal customer support which generates product improvements) are recorded in operating expense. In some cases, the Company has negotiated agreements with customers and partners whereby the Company provides certain development services beyond its normal practices or planned product roadmap. Amounts received from these agreements are recorded in services revenue. Direct costs incurred by the Company as a result of the commitments in the agreements are recorded in cost of revenue. Other research and development costs related to the projects covered by the agreements, but which would have been incurred by the Company without the existence of such agreements are recorded in research and development expense.

Government grants, loans and research tax credits
The Company operates in certain jurisdictions which offer government grants or other incentives based on the qualifying research expense incurred or to be incurred in that jurisdiction. These incentives are recognized as the qualifying research expense is incurred if there is reasonable assurance that all related conditions will be complied with and the grant will be received. When the grant relates to an expense item, it is recognized as a reduction of the related expense over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Any cash received in advance of the expenses being incurred is recorded as a liability.
Some long-term research projects are also financed through low-interest forgivable loans. The present value of forgivable loans is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
Where loans or similar assistance provided by governments or related institutions are interest-free, the present value is calculated based on expected future payments discounted using the interest rate applied for standard loans with the same maturity. The difference between present value and amount received is accounted for as a grant.
The Company also benefits from research incentives in the form of tax credits which are detailed in Note 4.4 to the Consolidated Financial Statements. When the incentive is available only as a reduction of taxes owed, such incentive is accounted for as a reduction of tax expense; otherwise, it is accounted for as a government grant with the benefit recorded as a reduction of research and development costs, whether capitalized or expensed.
Financial income and expense
Financial income and expense include:
•interest expense related to venture debt, accounts receivable financing, the debt component of convertible debt and government loans, lease contracts, upfront payments, financing components of customer contracts and a supplier payable with extended payment terms;
•other expenses paid to financial institutions for financing operations;
•foreign exchange gains and losses;
•change in fair value of financial assets and liabilities
•impact of convertible debt amendments; and
•impact of convertible debt reimbursement.
The Company reflects foreign exchange gains and losses related to hedges (through derivatives) of euro-based operating expenses in operating expenses.
Taxation
Current income tax
Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.
Current income tax relating to items recognized directly in equity is recognized in equity.
Deferred income tax
Deferred income tax is provided using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred income tax liabilities are recognized for all taxable temporary differences, except with respect to taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for all deductible temporary differences, carry forwards of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forwards of unused tax credits and unused tax losses can be utilized.
The carrying amount of deferred income tax assets is reviewed at the reporting date and adjusted to the extent that it is probable that sufficient future taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the statement of financial position date.
Deferred income tax relating to items recognized directly in equity is recognized in equity.
Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right of offset exists.
Value added tax
Revenue, expenses and assets are recognized net of the amount of value added tax except:
•where the value added tax incurred on a purchase of assets or services is not recoverable from the tax authorities, in which case the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and
•receivables and payables that are stated with the amount of value added tax included.
Value added tax recoverable consists of value added tax paid by the Company to vendors and suppliers located in the European Union and in Israel, and recoverable from the tax authorities. Value added tax recoverable is collected on a quarterly basis.
Inventories
Inventories consist primarily of the cost of semiconductors, including wafer fabrication, assembly, testing and packaging; components; and modules purchased from subcontractors. Inventories are valued at the lower of cost (determined using the weighted average cost method) or net realizable value (estimated market value less estimated cost of completion and the estimated costs necessary to make the sale).
The Company writes down the carrying value of its inventories for estimated amounts related to the lower of cost or net realizable value, obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of the write-down is reversed (i.e. the reversal is limited to the amount of the original write-down) so that the new carrying amount is the lower of the cost and the revised net realizable value.
Financial assets
Financial assets are classified, at initial recognition, as (1) measured at amortized cost, (2) fair value through other comprehensive income (OCI), or (3) fair value through profit or loss. The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and Sequans’ business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value.
Receivables
Trade receivables are measured at amortized cost. Impairment losses on trade accounts receivable are estimated using the expected loss method, in order to take into account the risk of payment default throughout the lifetime of the receivables. Based on an analysis of historical credit losses, the Company has not applied any expected credit losses to its outstanding receivables as of the reporting date beyond specific provisions for doubtful accounts. The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. The carrying amount of the receivable is thus reduced through the use of an allowance account, and the amount of the charge is recognized on the line “General and administrative expenses” in the Consolidated Statement of Operations. Subsequent recoveries, if any, of amounts previously provided for are credited against the same line in the Consolidated Statement of Operations. When a trade accounts receivable is uncollectible, it is written-off against the allowance account for trade accounts receivable.
Short-term investments
Short-term investments are financial instruments with an initial maturity of greater than 90 days, but less than one year, and are reported as current financial assets.
Deposits
Deposits are reported as non-current financial assets (loans and receivables) when their initial maturity is more than twelve months.
Cash and cash equivalents
Cash and cash equivalents in the Consolidated Statements of Financial Position includes cash at banks, term deposits and money market funds, which correspond to highly liquid investments readily convertible to known amounts of cash and subject to an insignificant risk of change in value.
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any accumulated impairment loss. Depreciation is computed using the straight-line method over the estimated useful lives of each component. The Company presents right-of-use of lease contracts in property, plant and equipment and right of use assets are depreciated on a straight-line basis over the lease term. The useful lives most commonly used are the following:

Machinery and equipment	3 to 5 years
Building and leasehold improvements	Lesser of 6 years or the life of the lease
Computer equipment	3 years
Furniture and office equipment	5 years
Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Depreciation expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.
Intangible assets
Intangible assets, which primarily consist of purchased licenses for development or production technology and tools, as well as standard-related patent licenses and development costs meeting the criteria for capitalization, are stated at cost less accumulated amortization and any accumulated impairment loss. Amortization is computed using the straight-line method over the estimated useful life of each component. Acquired licenses are amortized over their contractual life or five years in the case of perpetual licenses. Capitalized development costs are generally amortized over periods ranging from 3 to 5 years, representing the expected life of the related technology.
Useful lives are reviewed on a regular basis and changes in estimates, when relevant, are accounted for on a prospective basis. The amortization expense is recorded in cost of revenue or operating expenses, based on the function of the underlying assets.
Impairment tests are performed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If any indication exists, the Company estimates the asset’s recoverable amount, which is the higher of the fair value less cost to sell and the value in use. Where the carrying amount exceeds that recoverable amount, the asset is considered impaired and it is written down to its recoverable amount.
Costs of equity transactions
Incremental costs directly attributable to the equity transaction are recorded as a deduction from equity.
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in operating income (loss) net of any reimbursement.
Provisions include the provision for pensions and post-employment benefits. Pension funds in favor of employees are maintained in France, the United Kingdom, Singapore, the United States, Finland and Israel, and they comply with the respective legislation in each country and are financially independent of the Company. The pension funds are generally financed by employer and employee contributions and are accounted for as defined contribution plans with the employer contributions recognized as expense as incurred. There are no actuarial liabilities in connection with these plans.
French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement. Benefits do not vest prior to retirement. This defined benefit plan is self-funded by the Company. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final obligation. Following the application of IAS 19 as revised, actuarial gains and losses are recognized in equity. The discount rate is based on iBoxx Corporates AA. Since January 1, 2021, the Company has applied the IFRS IC decision on IAS 19 - Employee benefits which revised the methods for calculating commitments for defined benefit plans. In accordance with the adoption elected, Sequans has applied the full retrospective transition method. The company has determined the cumulative effect of applying the new standard as of the beginning of the first historical period presented. The amount in provisions as of January 1, 2019 and for the years ended December 31, 2019 and 2020 have been adjusted.
Share-based payment transactions
Employees (including senior executives and members of the board of directors) and certain service providers of the Company receive remuneration in the form of share-based payment transactions, whereby they render services as consideration for equity instruments (“equity-settled transactions”).
The cost of equity-settled transactions is measured by reference to the fair value at the date on which they are granted. The exercise price is based on closing market price on the date of grant.
The cost of equity-settled transactions is recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the beneficiary becomes fully entitled to the award (the “vesting date”). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest which includes assumptions on the number of awards to be forfeited due to the employees’ failing to fulfill the service condition, and forfeitures following the non-completion of performance conditions. The Consolidated Statement of Operations charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.
Financial liabilities
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs.

Non derivative financial liabilities are subsequently measured at amortized cost whereas derivative liabilities not designated as hedging instruments are recognized at fair value through profit or loss.
Convertible debt
The Company evaluates at initial recognition of a convertible debt the different components and features of the hybrid instruments and determines whether these elements are equity instruments or embedded derivatives which require bifurcation. In subsequent periods, the liability component is accounted for using the effective interest method, based on the expected maturity of the debt. The equity component is not remeasured, while embedded derivatives unless closely related to the host instruments, are recorded at fair value through the Consolidated Statement of Operations.
As described in Note 14.1 to the Consolidated Financial Statements, the Company issued debt with an option to convert into shares of the Company in 2015 and 2016. This option component was accounted for as an embedded derivative and recorded as a financial liability:
•On the date of issue, the fair value of the embedded derivative was estimated based on a Black-Scholes valuation model. The debt component equaled the present value of future contractual cash flows for a similar instrument with the same conditions (maturity, cash flows) excluding any option or any obligation for conversion or redemption in shares.
•Subsequently, the debt component was accounted for based on amortized cost, using the effective interest rate calculated at the date of issue and the embedded derivative was accounted as a financial liability, with changes in fair value recognized in the statement of operations until the date when the conversion rate was fixed. At this date, the fair value of the derivative - if not exercised - was reclassified in equity.
Costs incurred related to the convertible debt are deducted from the liability component and from the embedded derivative, proportionally. The part related to the embedded derivative has been recognized in the Consolidated Statements of Operations in “Other financial expenses”.
On October 30, 2017, the convertibles notes were amended to extend the term of the notes and reduce the conversion rate for one convertible debt agreement (see Note 14.1). The change in fair value of the conversion options before and after the amendment has been recorded in Other Capital Reserves in shareholders’ equity. The debt components on October 30, 2017 were re-measured based on the extended term of the notes using the effective interest rate calculated at the date of issue of each convertible note. The impact of the term extension and reduction of the conversion rate was recorded in the Consolidated Statements of Operations in "Convertible debt amendments".
On September 27, 2018, the terms of the note issued on April 15, 2015 were amended to extend by two years the maturity of the note to April 14, 2021, and to reduce the conversion rate. It was considered to be the equivalent of an extinguishment of the existing debt and issuance of new debt (“derecognition” method of accounting). Therefore, the fair value of the debt just prior to amendment was estimated in order to record a loss on extinguishment in the Consolidated Statement of Operations in “Convertible debt amendments”. The amended debt was recorded at its fair value assuming a market rate of interest, with the estimated value of the conversion option in equity as the conversion rate was fixed.
On September 27, 2018, May 7, 2019 and August 16, 2019, the Company issued notes with options to convert into shares of the Company. The option components were accounted for in equity at their fair value at the date of issuance and are not remeasured. The debt component portions were recorded as a financial liability and are subsequently measured at amortized cost, using the effective interest rate calculated at the date of issue.
On March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 notes which have two options. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three-year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of April 2022, it will receive an extra year’s worth of PIK so as to incentivize early conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
From an accounting perspective, the amendment of the convertible notes resulted in the extinguishment of the existing notes and issuance of five new notes, accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the notes in cash; and
•An embedded derivative, which reflects the Company's call options to extend the term of each note, the conversion option of Nokomis and in certain cases a repricing to decrease the conversion price.
The change in the liability component before and after the amendment was recorded in the Consolidated Statement of Operations in “Convertible debt amendments”.

The fair value of the liability component on the amendment date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 26.3% as the market rate of interest in order to value the liability components.
The embedded derivatives of the notes were valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. On March 20, 2020, the initial fair value of the embedded derivative of the notes was recorded in Other Capital reserves in shareholders' equity. The change in fair value is remeasured and recorded in the Consolidated Statement of Operations as financial income or loss at each statement of financial position date.

On April 9, 2021, the Company issued a note with options to convert into shares of the Company, limited to such conversion resulting in the noteholder owning more than 10% of the Company's outstanding shares. The Company retains an option to call the convertible debt under certain circumstances after 12 months, either in full or in part. If a change of control occurs at any time prior to the payment of the note in full, the noteholder shall have the right, in its sole discretion, to require Sequans to convert or redeem all of the outstanding principal amount (including accrued interest and unpaid interest).
As described in Note 14.1, the note was accounted for as compound financial instruments with two components:
•A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and
•An embedded derivative, which reflects the value of the conversion option.
The initial fair value of the notes was split between these two components.
The fair value of the liability component on the issuance date represented the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company used 20.89% as the market rate of interest in order to value the liability components of the note on issuance. The embedded derivative of the note was valued using the Geometric Brownian Motion framework relying on Monte-Carlo simulations. The change in fair value is remeasured and recorded as financial income or loss at each statement of financial position date.
Venture debt
As described in Note 14.2 to the Consolidated Financial Statements, the Company entered into a bond issuance agreement on October 26, 2018, with warrants attached. The issuance proceeds were allocated between the debt component and the equity component (the warrants). The value of the warrants was recorded in Other Capital Reserves in shareholders’ equity. The debt component was recorded as a financial liability and is subsequently measured at amortized cost, using the effective interest rate calculated at the date of issue.
On April 15, 2021, the Company prepaid in full all amounts due. The prepayment in full was considered a debt renegotiation. The positive impact was recognized as financial income in the consolidated statement of operations.
Short-term debt secured by accounts receivables
As described in Note 14.3 to the Consolidated Financial Statements, the Company has a factoring agreement with a French financial institution. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. Because there is recourse to the Company for amounts that are overdue, the Company retains all receivables on its Consolidated Statement of Financial Position until they are paid and any amounts drawn on the line of credit are reflected in short-term debt. The Company pays a commission on the face value of the accounts receivable submitted, which is recorded in General and Administration expense, and pays interest on any draw-down of the resulting line of credit.
In May 2020, the Company entered into an agreement to finance the 2020 research tax credit as it is earned over the year. The Company transfers to the finance company research tax credit receivable on a quarterly basis. Because there is recourse to the Company for amount not paid by the French tax administration, the Company retains all receivables on its Consolidated Statement of Financial Position until the French tax administration reimburses the finance company. Amounts drawn on the line of credit are reflected in short-term debt and commissions in the Consolidated Statement of Operations as financial expense. In February 2021, the Company entered into a new agreement to finance the 2021 research tax credit.
Lease contracts
Except for leases related to low-value assets and short-term lease, lease contracts, as defined under IFRS 16 "Leases", are recorded in the Statement of Consolidated Financial Position, through the recognition of:
•an asset representing a right-of-use of the asset leased during the lease term of the contract; and
•a liability related to the payment obligation.

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of the remaining lease payments to be made over the lease term, discounted using the Company’s incremental borrowing rate. The liability increases by the accrued interest resulting from the initial discounting of the lease liability and decreases by the payments made.

Right-of-use assets are depreciated on a straight-line basis over the lease term and tested for impairment when required.
Derivative financial instruments and hedge accounting
The Company uses financial instruments, including derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in euros. The effective portion of the gain or loss on the hedging instrument is recognized directly as other comprehensive income (loss) in the cash flow hedge reserve, while any ineffective portion is immediately accounted for in financial results in the Consolidated Statement of Operations. Amounts recognized as other comprehensive income (loss) are transferred to the Consolidated Statement of Operations when the hedged transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, the cumulative gain or loss previously recognized in equity is transferred to the Consolidated Statement of Operations.
All derivative financial instruments are recorded at fair value. Changes in fair value are recorded in current earnings or other comprehensive income (loss), depending on whether the derivative is designated as a hedge, its effectiveness as a hedge, and the type of hedge transaction. Any change in the fair value of the derivatives deemed ineffective as a hedge is immediately recognized in earnings.
Commitments
Commitments comprise primarily purchase commitments with third-party manufacturers for future deliveries of equipment and components, which are described in Note 21 to the Consolidated Financial Statements.
Significant accounting judgments, estimates and assumptions
In the process of applying the Company’s accounting policies, management must make judgments and estimates involving assumptions. These judgments and estimates can have a significant effect on the amounts recognized in the financial statements and the Company reviews them on an ongoing basis taking into consideration past experience and other relevant factors. The evolution of the judgments and assumptions underlying estimates could cause a material adjustment to the carrying amounts of assets and liabilities as recognized in the financial statements. The most significant management judgments and assumptions in the preparation of these financial statements are:
Revenue recognition
The Company’s policy for revenue recognition, in instances where multiple deliverables are sold contemporaneously to the same counterparty, is in accordance with IFRS 15 Revenue from contracts with customers. The application of IFRS 15 to contracts with customers requires management to make certain judgments, the most significant of which are outlined below. These judgments are based on an analysis of the facts and circumstances surrounding the transactions on a contract-by-contract basis.
Determination of performance obligations within a contract
The Company applies judgment in determining whether a promised good or service is a performance obligation under the terms of the contract and whether multiple promised goods or services should be accounted for separately or together as a bundle.
Allocation of contract consideration to distinct performance obligations based on their relative stand-alone selling prices
Typically, contracts state the value of individual promised goods and services directly. However, in instances where the fair value is not observable, management applies judgment in determining the relative stand-alone selling price for goods and services.
Estimation of percentage-of-completion based on the input method
For service contracts that are recognized over time based on the percentage-of-completion, the Company sets up an initial budget at contract inception and tracks the progress to completion based on time and costs incurred by the employees directly working on each project. Management reviews the progress and performance of open contracts in order to determine the best estimate of estimated costs at completion on a quarterly basis and updates the revenue recognized as necessary.
Trade receivables
The Company records an allowance for any specific account it considers as doubtful based on the particular circumstances of the account. Additional allowances could be required if the Company receives information that the financial condition of its customers has deteriorated, resulting in an impairment of their ability to make payments, or there are indicators that amounts receivable will become uncollectible.
Inventories
As disclosed in Note 2.3 to the Consolidated Financial Statements, the Company writes down the carrying value of its inventory to the lower of cost or net realizable value. The estimated net realizable value of the inventory is based on historical usage and assumptions about future demand, future product purchase commitments, estimated manufacturing yield levels and market conditions on a product-by-product basis. Actual demand may differ from the forecast established by the Company, which may materially impact recorded inventory values and cost of revenue.
Share-based compensation
As disclosed in Note 13 to the Consolidated Financial Statements, the Company has various share-based compensation plans for employees and non-employees that may be affected, as to the expense recorded in the Consolidated Statements of Operations, by changes in valuation assumptions. Fair value of stock options is estimated by using the binomial model on the date of grant based on certain assumptions, including, among others expected volatility, the expected option term, the risk-free interest rate and the expected dividend payout rate. The fair value of the Company’s shares underlying stock option grants equals the closing price on the New York Stock Exchange on the date of grant.
Fair value of financial instruments
Fair value corresponds to the quoted price for listed financial assets and liabilities. The Company determined that the fair values of cash, trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments.
Where no active market exists, the Company establishes fair value by using a valuation technique determined to be the most appropriate in the circumstances.
Regarding compound debt instruments, the fair value of debt component was determined at the date of issuance using a valuation model that requires judgment, including estimating the change in value of the Company at different dates and market yields applicable to the Company’s straight debt (without the conversion option). The assumptions used in calculating the value of the conversion option, the expected volatility of the Company’s underlying stock price which has experienced fluctuations, and the market discount rate, represent the Company’s best estimates based on management’s judgment and subjective future expectations. The fair value of debt component were supported by work performed by an independent valuation specialist engaged by the Company.
Research and Development Costs
Costs incurred internally in research and development activities are charged to expense until technological feasibility has been established for the project. Once technological feasibility is established, development costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We have determined that technological feasibility for our software products is reached after all high-risk development issues have been resolved. Generally, this occurs when the preliminary design review has been done.
Leases
The application of IFRS 16 “Leases” requires the Company to make assumptions and estimates in order to determine the value of the right-of-use assets and lease liabilities, which mainly relates to the determination of the Company’s incremental borrowing rate.
Basis of preparation
The Consolidated Financial Statements are presented in U.S. dollars.
The Consolidated Financial Statements for the year ended December 31, 2021 have been prepared on a going concern assumption. During 2019, 2020 and 2021, we financed our operations primarily through proceeds from the issue of shares through public offerings and private placements (2020, $29.3 million; 2021, $9.9 million), government loans ($7.6 million in 2020 of which $2.2 million was converted into equity in May 2020), convertible notes (2019, $8.0 million; 2021, $39.7 million) and warrants to a strategic partner (2019, $8.3 million). We experienced net losses of $36.7 million, $54.5 million and $20.3 million in 2019, 2020 and 2021, respectively. At December 31, 2021, our accumulated deficit was $383.6 million and we had a working capital deficiency of $7.8 million. We expect to continue to incur significant expense related to the development of our 4G and 5G products and expansion of our business, including research and development and sales and administrative expenses. In addition, we will incur expense to meet our commitments to our customers under various purchase orders and contracts. The Company will be required to obtain additional financing, including through a combination of government research and development funding, strategic licensing and/or service agreements, or additional equity or debt offerings, to meet these cash flow needs.
The Company’s internal cash forecast which is built from sales forecasts by products and by customer, assumes a slightly increasing operating cost structure, ongoing and new government funding of research programs and new strategic funding activities. The Company expects to be able to obtain additional funding through one or more possible license agreements, business partnerships or other similar arrangements; or from financing from institutional or strategic investors, from the capital markets, or a combination of the above. However, the Company cannot guarantee if or when any such transactions will occur or whether they will be on satisfactory terms. The effects of COVID-19 coronavirus pandemic as well as industry-wide component shortages may continue to have a negative impact on the production of the Company's products, the Company's ability to source components needed for production or on the demand for the Company's products by customers whose supply chain or end demand are negatively affected by COVID-19, and/or the component shortage, and as a result could affect the Company’s financial condition. Furthermore, geopolitical uncertainties, including the Russian invasion of Ukraine, could have a negative impact on sales of the Company's products or make it difficult to produce and deliver products to the Company's customers. The effects of COVID-19, supply chain shortages and the hostilities in Ukraine also could negatively impact the ability of the Company to raise funds to meet its financial needs in the next twelve months and beyond.
The Company does not and cannot know if the current uncertainties in these geopolitical areas, which are unfolding in real-time, may escalate and result in broad economic and security conditions, which could result in material implications for the Company's business. In addition, the Company's insurance policies typically contain a war exclusion of some description and the Company does not know how its insurers are likely to respond in the event of a loss alleged to have been caused by geopolitical uncertainties.
While the Company has taken and will continue to take actions to obtain new funding, the above factors raise substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.
Statement of compliance
The Consolidated Financial Statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2021. Comparative figures are presented for December 31, 2019 and 2020.
The accounting policies are consistent with those of the same period of the previous financial year, except for the changes disclosed in Note 2.2 to the Consolidated Financial Statements.
The Consolidated Financial Statements of the Company as of and for the years ended December 31, 2019, 2020 and 2021 have been authorized for issue in accordance with a resolution of the board of directors on March 25, 2022.
Basis of consolidation
The Consolidated Financial Statements comprise the financial statements of Sequans Communications S.A., which is the ultimate parent of the group, and its subsidiaries as of and for the years ended December 31, 2021, 2020 and 2019:

Name	Country of incorporation	Year of incorporation	% equity interest
Sequans Communications Ltd.	United Kingdom	2005	100
Sequans Communications Inc.	United States	2008	100
Sequans Communications Ltd. Pte.	Singapore	2008	100
Sequans Communications Israel (2009) Ltd.	Israel	2009	100
Sequans Communications Finland Oy	Finland	2020	100
The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intra-group balances, transactions, income and expenses and profits and losses resulting from intra-group transactions are eliminated in full. The subsidiaries have been fully consolidated from their date of incorporation.